PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Mining properties, stripping costs capitalized	$ 211.3	$ 239.9
Mining properties, stripping costs capitalized during period	48.8	81.5
Mining properties, stripping costs, depreciation expense	77.4	66.3
Mining properties
Disclosure of detailed information about property, plant and equipment [line items]
Quoted borrowing costs capitalised	$ 23.1	$ 21.9
Borrowing costs capitalized, weighted average interest rate	7.18%	7.24%